Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

June 2, 2017

Filed Via EDGAR (CIK # 0000225375)

U.	S. Securities and Exchange Commission
100	F Street NE

Washington, DC 20549

RE:	Franklin California Tax Free Income Fund (the “Fund”) File Nos. 002-60470 and 811-02790 |

Ladies/Gentlemen:

     On behalf of the Fund, submitted herewith under the EDGAR system is Post-Effective Amendment No. 51/50 to the Fund’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended.

The Amendment is being filed to register Class R6 shares of the Fund under the 1933 Act.

     The Registrant intends to file a request for relief under Rule 485(b)(1)(vii) under the 1933 Act with respect to the addition of Class R6 shares for other Franklin Templeton Investments funds (together the “FTI funds”) in order to avoid the need to file multiple Rule 485(a) filings for the FTI funds that will be adding Class R6 shares. The requested relief will be filed as correspondence for the Registrant via the EDGAR system and will identify the Amendment as the Template Filing on which the relief would be granted pursuant to the instructions provided in IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016. The identification of the FTI funds that intend to rely on the requested relief will be included in Schedule A to the request letter filed in the correspondence filing.

     The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and statement of additional information relating to the Fund. Please direct any comments or questions regarding this filing to me at the number above or to Kristin Ives at (215) 564-8037.

Sincerely,

/s/ Amy C. Fitzsimmons
Amy C. Fitzsimmons, Esq.

# 3062444 v. 1